INTEREST INCOME	12 Months Ended
Dec. 31, 2025
INTEREST INCOME
INTEREST INCOME

17.INTEREST INCOME

	Year ended December 31,
	2023	2024	2025

	(HK$ in thousands)
Interest income from:
Bank deposits	2,482,866	2,840,770	3,759,286
Securities lending	1,053,294	1,352,746	3,413,144
Margin financing	1,754,056	2,177,686	2,955,533
Others	246,206	295,662	313,622
Total	5,536,422	6,666,864	10,441,585